SCHEDULE OF CONVERTIBLE CONVERSION OF ACCRUED INTEREST AND PRINCIPAL (Details) (Parenthetical) - USD ($)	Jun. 30, 2023	[1],[2]	Dec. 31, 2022	[1],[2],[3],[4]	Aug. 31, 2022	Dec. 31, 2021	[3],[4]
Short-Term Debt [Line Items]
Face value	$ 2,000,000		$ 2,165,000			$ 2,165,000
Note Sold in Exchange for Cash [Member] | WallachBeth Capital, LLC [Member]
Short-Term Debt [Line Items]
Face value					$ 1,380,960
Debt discount					$ 86,040

[1]	$2 million of principal, accrued interest and default penalties for notes issued prior to 2021, where settled by a third party in exchange for us issuing to them a note in the amount of $1 million.
[2]	Net cash received for these notes were $1,045,150, after a Debt Discount of $119,850 was paid to the sole Placement Agent: WallachBeth Capital, LLC (Member FINRA / SIPC). $165,000 of the outstanding principal was converted into shares of Common Stock on May 17 and on June 26, 2023.
[3]	$2 million of principal, accrued interest and default penalties for notes issued prior to 2021, where settled by a third party in exchange for us issuing to them a note in the amount of $1 million.
[4]	Net cash received for these notes were $1,045,150, after a Debt Discount of $119,850 was paid to the sole Placement Agent: WallachBeth Capital, LLC (Member FINRA / SIPC).